Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 747,399
Balance at end of period	773,193
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	727	£ 804
Gains recognised in the income statement within other income	204	(30)
Additions	1
Redemptions	13	(2)
Transfers into the level 3 portfolio	417	10
Transfers out of Level 3 of fair value hierarchy, liabilities	(11)
Balance at end of period	1,325	782
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	249	(30)
Level 3 | At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	11
Redemptions	1
Transfers into the level 3 portfolio	53	10
Transfers out of Level 3 of fair value hierarchy, liabilities	(11)
Balance at end of period	52	10
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	716	804
Gains recognised in the income statement within other income	204	(30)
Additions	1
Redemptions	12	(2)
Transfers into the level 3 portfolio	364
Balance at end of period	1,273	772
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	£ 249	£ (30)